Disaggregated Information of Revenues (Details) - Schedule of Disaggregated Information of Revenues by Product Type - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Schedule of Disaggregated Information of Revenues by Product Type [Line Items]
Total revenues	$ 23,112,052		$ 3,228,559	$ 21,622,887
Tablet products [Member]
Schedule of Disaggregated Information of Revenues by Product Type [Line Items]
Total revenues	4,755		660,787	19,648,799
Mobile phone products [Member]
Schedule of Disaggregated Information of Revenues by Product Type [Line Items]
Total revenues	23,107,297		2,567,772	1,944,750
Other products [Member]
Schedule of Disaggregated Information of Revenues by Product Type [Line Items]
Total revenues				29,338
Wholesale revenues [Member]
Schedule of Disaggregated Information of Revenues by Product Type [Line Items]
Total revenues	23,089,651		3,017,769	21,622,887
E-Commerce revenues [Member]
Schedule of Disaggregated Information of Revenues by Product Type [Line Items]
Total revenues	$ 22,401		$ 210,790